Earnings per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares
Disclosure of Earnings per share [Abstract]
Net profit - as reported	₨ 1,531,862	$ 20,838	₨ 705,377	₨ 1,068,703
Weighted average number of shares - basic	179,533,536	179,533,536	179,180,285	154,330,243
Basic earnings per share | (per share)	₨ 8.53	$ 0.12	₨ 3.94	₨ 6.92
Weighted average number of shares - diluted	181,216,005	181,216,005	180,643,177	155,757,426
Diluted earnings per share | (per share)	₨ 8.45	$ 0.11	₨ 3.90	₨ 6.86